Leases - Summary of Property Plant and Equipment Owned and Leased Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Leases [Abstract]
Property, Plant and Equipment owned (excluding right-of-use assets)	€ 1,306	€ 1,713
Right-of-use assets	2,925	3,348
Total Tangible assets	€ 4,231	€ 5,061